Financial instruments by category (Details 3) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Interest income	₩ 407,595	₩ 287,067	₩ 406,933
interest expense	3,348,504	(389,080)	(320,209)
Foreign currency differences	(315,656)	67,740	294,042
Gain or loss on disposal of financial instruments	(2,138,105)	89,651	635,358
Gain or loss on valuation of investment securities	(2,110,327)		104,505
Gain or loss on valuation of financial instruments	14,839	6,286	(1,427)
Gain or loss on warrants	16,622,386
Gain or loss on derivative instruments	(849,911)
Gain on debt forgiveness	309,850
Investment Revenue	904
Losses on disposal of short-term borrowings	(317,624)
Loss on initial recognition of FVPL liabilities	(26,228,277)
Gain on valuation of FVPL liabilities	5,559,062
Dividend income	2,613	1,463	1,463
Total	(12,391,155)	63,127	1,120,665
Financial assets at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest income	407,595	287,067	406,933
interest expense
Foreign currency differences	(314,664)	74,646	294,087
Gain or loss on disposal of financial instruments			635,358
Gain or loss on valuation of investment securities
Gain or loss on valuation of financial instruments
Gain or loss on warrants
Gain or loss on derivative instruments
Gain on debt forgiveness
Investment Revenue
Losses on disposal of short-term borrowings
Loss on initial recognition of FVPL liabilities
Gain on valuation of FVPL liabilities
Dividend income
Total	92,931	361,713	1,336,378
Financial assets at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Interest income
interest expense
Foreign currency differences
Gain or loss on disposal of financial instruments	(2,138,105)	89,651
Gain or loss on valuation of investment securities	(2,110,327)		104,505
Gain or loss on valuation of financial instruments	14,839	6,286	(1,427)
Gain or loss on warrants
Gain or loss on derivative instruments
Gain on debt forgiveness
Investment Revenue	904
Losses on disposal of short-term borrowings
Loss on initial recognition of FVPL liabilities
Gain on valuation of FVPL liabilities
Dividend income	2,613	1,463	1,463
Total	(4,230,076)	97,400	104,541
Financial liabilities at amortised cost, category [member]
IfrsStatementLineItems [Line Items]
Interest income
interest expense	3,348,504	(389,080)	(320,209)
Foreign currency differences	(992)	(6,906)	(45)
Gain or loss on disposal of financial instruments
Gain or loss on valuation of investment securities
Gain or loss on valuation of financial instruments
Gain or loss on warrants
Gain or loss on derivative instruments
Gain on debt forgiveness	309,850
Investment Revenue
Losses on disposal of short-term borrowings	(317,624)
Loss on initial recognition of FVPL liabilities
Gain on valuation of FVPL liabilities
Dividend income
Total	(3,357,270)	₩ (395,986)	₩ (320,254)
Financial liabilities at fair value through profit or loss, category [member]
IfrsStatementLineItems [Line Items]
Interest income
interest expense
Foreign currency differences
Gain or loss on disposal of financial instruments
Gain or loss on valuation of investment securities
Gain or loss on valuation of financial instruments
Gain or loss on warrants	16,622,386
Gain or loss on derivative instruments	(849,911)
Gain on debt forgiveness
Investment Revenue
Losses on disposal of short-term borrowings
Loss on initial recognition of FVPL liabilities	(26,228,277)
Gain on valuation of FVPL liabilities	5,559,062
Dividend income
Total	₩ (4,896,740)